Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020
Segment and Geographic Information [Abstract]
Net revenue		¥ 316,998	¥ 367,044	¥ 666,902		¥ 825,488
Unrealized gain on investments in equity securities held for operating purposes		1,868	1,954	5,239		4,257
Consolidated net revenue	[1]	318,866	368,998	672,141	[2]	829,745	[2]
Non-interest expenses		300,399	285,371	575,141		564,307
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		300,399	285,371	575,141		564,307
Income before income taxes		16,599	81,673	91,761		261,181
Unrealized gain on investments in equity securities held for operating purposes		1,868	1,954	5,239		4,257
Consolidated income before income taxes		¥ 18,467	¥ 83,627	¥ 97,000	[2]	¥ 265,438	[2]

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event